UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3458

Waddell & Reed Advisors Fixed Income Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Government Securities Fund
December 31, 2008
(In Thousands)

CORPORATE DEBT SECURITIES	Principal	Value
Banking - 4.12%
Bank of America Corporation (Federal Deposit Insurance Corporation),
3.125%, 6-15-12 (A)	$4,000	$4,157
Citigroup Inc. (Federal Deposit Insurance Corporation),
2.875%, 12-9-11 (A)	4,000	4,125
JPMorgan Chase & Co. (Federal Deposit Insurance Corporation),
3.125%, 12-1-11 (A)	6,000	6,233
Regions Bank (Federal Deposit Insurance Corporation),
3.250%, 12-9-11 (A)	3,850	4,005
SunTrust Bank (Federal Deposit Insurance Corporation),
3.000%, 11-16-11 (A)	5,000	5,171
		23,691
Consumer Finance - 0.70%
American Express Bank, FSB (Federal Deposit Insurance Corporation),
3.150%, 12-9-11 (A)	4,000	4,032

Finance - Other - 0.72%
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
3.000%, 12-9-11 (A)	4,000	4,135

Investment Banking & Brokerage - 2.18%
Goldman Sachs Group, Inc. (The) (Federal Deposit Insurance Corporation),
3.250%, 6-15-12 (A)	6,000	6,260
Morgan Stanley (Federal Deposit Insurance Corporation),
3.250%, 12-1-11 (A)	6,000	6,253
		12,513

TOTAL CORPORATE DEBT SECURITIES - 7.72%		$44,371
(Cost: $42,776)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 15.03%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11 (B)	2,000	2,057
Federal Farm Credit Bank:
3.750%, 12-6-10	1,000	1,047
4.050%, 9-29-11	2,500	2,551
4.350%, 9-2-14	5,000	5,468
4.750%, 9-30-15	10,000	11,207
5.250%, 1-6-16	6,000	6,916
Federal Home Loan Bank:
3.375%, 9-10-10	5,000	5,195
5.375%, 6-13-14	6,000	6,863
Federal Home Loan Mortgage Corporation:
2.375%, 5-28-10	1,650	1,680
3.125%, 10-25-10	1,000	1,035
5.750%, 7-20-11	3,500	3,591
5.375%, 1-9-14	3,000	3,002
5.000%, 12-14-18	2,554	2,647
Federal National Mortgage Association:
5.375%, 8-15-09	5,000	5,150
5.080%, 5-14-10	2,000	2,031
5.125%, 11-2-12	4,000	4,124
4.000%, 1-18-13	2,000	2,062
4.375%, 7-17-13	12,000	12,941
2.875%, 12-11-13	6,650	6,811
		86,378
Mortgage-Backed Obligations - 40.70%
Federal Agricultural Mortgage Corporation, Guaranteed Agricultural Mortgage-Backed Securities,
7.064%, 1-25-12	2,279	2,279
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.726%, 10-1-36 (C)	1,359	1,383
5.452%, 12-1-36 (C)	1,710	1,742
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 4-15-18	3,950	4,016
5.000%, 5-15-19	4,500	4,537
5.000%, 5-15-23	8,000	8,049
5.000%, 3-15-25	2,000	2,030
7.500%, 9-15-29	2,602	2,789
5.000%, 5-15-31	3,083	3,128
5.500%, 10-15-31	8,000	8,202
5.000%, 9-15-32	5,500	5,591
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (D)
5.500%, 12-15-13	925	65
5.500%, 4-15-24	1,204	19
5.500%, 4-15-24	266	4
5.000%, 7-15-29	1,679	112
5.000%, 9-15-31	2,104	177
5.500%, 10-15-31	2,125	297
5.500%, 1-15-38	14,437	2,180
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 4-1-18	581	601
5.000%, 6-1-21	1,393	1,433
5.000%, 11-1-21	2,091	2,150
5.500%, 3-1-22	2,424	2,502
6.000%, 7-1-22	3,019	3,131
4.500%, 3-1-23	9,827	10,062
5.000%, 7-1-25	2,013	2,068
6.000%, 2-1-27	1,143	1,180
6.000%, 11-1-28	1,341	1,391
5.000%, 3-1-35	1,796	1,838
5.500%, 10-1-35	1,509	1,546
5.000%, 11-1-35	16,950	17,346
5.500%, 8-1-36	1,583	1,623
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
5.360%, 12-1-36 (C)	2,093	2,102
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3-25-18	7,000	7,061
5.000%, 6-25-18	6,000	6,111
5.500%, 6-25-18	2,510	2,612
5.000%, 9-25-18	1,000	1,016
5.500%, 2-25-32	4,500	4,573
5.500%, 10-25-32	4,875	4,987
4.000%, 11-25-32	733	736
4.000%, 2-25-33	828	822
4.000%, 3-25-33	1,351	1,359
3.500%, 8-25-33	4,070	3,888
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (D)
5.000%, 3-25-18	578	15
5.500%, 1-25-33	2,085	228
5.500%, 11-25-36	4,515	558
5.500%, 8-25-37	3,353	408
Federal National Mortgage Association Fixed Rate Participation Certificates (Interest Only), (D)
5.750%, 8-25-32	1,859	214
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 1-1-17	597	619
5.000%, 3-1-18	1,162	1,200
4.500%, 6-1-19	2,571	2,638
4.500%, 8-1-19	5,150	5,285
5.000%, 12-1-19	2,451	2,526
4.500%, 11-1-20	5,320	5,452
5.500%, 11-1-22	4,035	4,162
5.500%, 10-1-23	1,399	1,457
5.000%, 4-1-24	2,317	2,375
4.500%, 7-25-24	6,000	5,995
5.000%, 5-1-28	6,772	6,934
5.500%, 9-25-31	4,500	4,615
5.000%, 6-25-32	8,500	8,553
5.500%, 2-1-33	2,786	2,866
5.000%, 3-25-33	4,000	4,117
6.000%, 4-1-33	4,658	4,813
4.500%, 7-1-33	3,861	3,925
5.000%, 9-1-33	3,907	3,999
6.000%, 4-1-34	3,359	3,461
5.500%, 12-1-34	6,825	7,009
5.000%, 5-1-35	1,809	1,850
4.500%, 8-1-35	11,111	11,281
6.500%, 11-1-37	1,094	1,120
5.500%, 1-25-39	2,491	2,540
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (D)
5.000%, 7-16-22	1,297	143
5.500%, 6-20-28	1,893	41
Guaranteed Development Company Participation Certificates, Series 1995-20 F, Guaranteed by the United States Small Business Administration (an Independent Agency of the United States),
6.800%, 6-1-15	491	512
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-3 Class G,
6.000%, 2-15-30	3,373	3,493
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-1 Class E,
5.750%, 4-15-27	223	223
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class E,
5.000%, 12-15-25	481	481
		233,846
Non-Agency REMIC/CMO - 0.53%
Government National Mortgage Association Non-Agency REMIC/CMO,
4.585%, 8-16-34	3,000	3,031

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 56.26%		$323,255
(Cost: $314,000)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 34.12%
United States Treasury Bond Principal STRIPS,
0.000%, 11-15-21	3,550	2,302
United States Treasury Bonds:
9.000%, 11-15-18	10,000	15,445
8.000%, 11-15-21	2,100	3,184
6.125%, 11-15-27	6,500	9,320
5.250%, 11-15-28	15,000	19,805
4.500%, 5-15-38	25,000	34,121
United States Treasury Notes:
4.000%, 4-15-10	5,750	6,028
2.625%, 5-31-10	5,000	5,151
4.500%, 11-15-10	6,000	6,442
5.125%, 6-30-11	5,000	5,534
1.750%, 11-15-11	5,000	5,114
4.125%, 8-31-12	21,750	24,054
4.250%, 8-15-13	27,650	31,437
2.750%, 10-31-13	5,000	5,316
4.000%, 2-15-14	10,000	11,334
4.250%, 8-15-14	10,000	11,494
		196,081

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 34.12%		$196,081
(Cost: $183,243)

SHORT-TERM SECURITIES
Repurchase Agreements - 1.90%
J.P. Morgan Securities, Inc., Repurchase Agreement dated 12-31-08 to be repurchased at $10,918,
0.010%, 1-2-09 (E)	10,918	$10,918
(Cost: $10,918)
TOTAL INVESTMENT SECURITIES - 100.00%		$574,625
(Cost: $550,937)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ ---	$ ---
Level 2 - Other Significant Observable Inputs	572,346	---
Level 3 - Significant Unobservable Inputs	2,279	---
Total	$574,625	$ ---

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 9-30-08	$2,279	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	---	---
Net purchases (sales)	---	---
Transfers in and/or out of Level 3	---	---
Ending Balance 12-31-08	$2,279	$ ---

Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$ ---	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2008, the total value of this security amounted to $2,057 or 0.36% of total investment securities.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.
(D)Amount shown in principal column represents notional amount for computation of interest.

(E)Collateralized by $7,986 United States Treasury Bond, 4.500% due 5-15-38; market value and accrued interest aggregate $10,999.

Security with an aggregate market value of $2,279, representing 0.40% of total investment securities, has been valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

The following acronyms are used throughout this portfolio:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit
STRIPS = Separate Trading of Registered Interest and Principal Securities

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Fixed Income Funds, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	February 26, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	February 26, 2009